Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 10.7%
28,843	(1)	Alphabet, Inc. - Class A	$ 38,627,988	3.6
512,443	(1)	Altice USA, Inc.	13,251,776	1.2
269,608	(1)	Facebook, Inc. - Class A	51,891,452	4.8
83,667	(1)	Live Nation Entertainment, Inc.	5,084,443	0.5
53,953	(1)	Take-Two Interactive Software, Inc.	5,798,868	0.6
		114,654,527		10.7

		Consumer Discretionary: 13.8%
42,414	(1)	Amazon.com, Inc.	79,897,373	7.4
62,666	(1)	Burlington Stores, Inc.	13,552,149	1.3
164,159		Hilton Worldwide Holdings, Inc.	15,956,255	1.5
24,696	(1)	Lululemon Athletica, Inc.	5,369,157	0.5
60,931	(1)	O'Reilly Automotive, Inc.	22,466,478	2.1
102,954		Ross Stores, Inc.	11,199,336	1.0
		148,440,748		13.8

		Consumer Staples: 4.7%
108,044		Church & Dwight Co., Inc.	7,511,219	0.7
71,744		Constellation Brands, Inc.	12,367,231	1.2
208,576		Mondelez International, Inc.	11,012,813	1.0
237,051		Philip Morris International, Inc.	19,407,365	1.8
		50,298,628		4.7

		Financials: 3.2%
25,895		Aon PLC	5,386,160	0.5
171,794		Progressive Corp.	12,568,449	1.2
60,356		S&P Global, Inc.	16,049,264	1.5
		34,003,873		3.2

		Health Care: 14.7%
272,792		AbbVie, Inc.	23,381,002	2.2
152,939		Baxter International, Inc.	12,765,819	1.2
474,018	(1)	Boston Scientific Corp.	17,723,533	1.7
67,750	(1)	DexCom, Inc.	18,699,000	1.7
131,623		Eli Lilly & Co.	16,601,609	1.6
68,075		Humana, Inc.	21,762,216	2.0
363,100		Merck & Co., Inc.	27,798,936	2.6
81,904	(1)	Vertex Pharmaceuticals, Inc.	18,348,953	1.7
		157,081,068		14.7

		Industrials: 8.6%
144,601		Ametek, Inc.	12,435,686	1.2
261,141		CSX Corp.	18,397,384	1.7
177,395		Delta Air Lines, Inc.	8,183,231	0.8
100,198		Ingersoll-Rand PLC - Class A	12,929,550	1.2
62,566		L3Harris Technologies, Inc.	12,371,175	1.1
44,684		Old Dominion Freight Line	8,659,759	0.8
31,158		Roper Technologies, Inc.	10,958,269	1.0
15,010		TransDigm Group, Inc.	8,372,728	0.8
		92,307,782		8.6

		Information Technology: 39.8%
385,955	(1)	Advanced Micro Devices, Inc.	17,553,233	1.6
224,823		Apple, Inc.	61,457,615	5.7
105,823	(1)	Autodesk, Inc.	20,199,494	1.9
114,825		CDW Corp.	13,115,312	1.2
228,895	(1)	Fiserv, Inc.	25,031,957	2.3
89,666		Global Payments, Inc.	16,495,854	1.6
124,478		Intuit, Inc.	33,092,476	3.1
77,325		Lam Research Corp.	22,689,475	2.1
622,995		Microsoft Corp.	100,931,420	9.4
115,130		Motorola Solutions, Inc.	19,074,738	1.8
195,498		NXP Semiconductor NV - NXPI - US	22,226,168	2.1
159,415	(1)	Salesforce.com, Inc.	27,164,316	2.5
263,310		Visa, Inc. - Class A	47,859,226	4.5
		426,891,284		39.8

		Materials: 1.2%
30,450		Avery Dennison Corp.	3,486,220	0.3
95,854	(1)	Berry Global Group, Inc.	3,638,618	0.3
60,984	(1)	Crown Holdings, Inc.	4,299,372	0.4
23,625		LyondellBasell Industries NV - Class A	1,688,243	0.2
		13,112,453		1.2

		Real Estate: 2.5%
116,800		American Tower Corp.	26,490,240	2.5

	Total Common Stock
	(Cost $837,909,207)	1,063,280,603		99.2

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
4,779,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.460%
		(Cost $4,779,000)	4,779,000	0.4

	Total Short-Term Investments
	(Cost $4,779,000)	4,779,000		0.4

	Total Investments in Securities (Cost $842,688,207)	$ 1,068,059,603		99.6
	Assets in Excess of Other Liabilities	4,321,423		0.4
	Net Assets	$ 1,072,381,026		100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 29, 2020.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 1,063,280,603	$ –	$ –	$ 1,063,280,603
Short-Term Investments	4,779,000	–	–	4,779,000
Total Investments, at fair value	$ 1,068,059,603	$ –	$ –	$ 1,068,059,603

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $846,716,263.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 241,346,294
Gross Unrealized Depreciation	(20,002,954)
Net Unrealized Appreciation	$ 221,343,340